Warrant liabilities - Change in fair value (Details) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of fair value measurement of liabilities [line items]
Beginning balance	£ 133,864	£ 143,918
Ending balance	547,073	133,864
Warrant liabilities
Disclosure of fair value measurement of liabilities [line items]
Beginning balance	907	4,961
Change in fair value recognized in profit or loss	(479)	(3,873)
Foreign exchange movements	6	(181)
Ending balance	£ 434	£ 907